Note 12 - Deferred Exploration and Evaluation Expenditure	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]

12.  Deferred exploration and evaluation expenditure

A summary of exploration costs is set out below:

	12/31/2024	12/31/2023
Opening balance	74,255	35,636

Exploration and feasibility investments	4,301	23,478
Share based compensation of exploration and feasibility personnel	1,743	16,424
Additions	6,044	39,902
Disposal	(459)	-
Asset retirement cost	(143)	(2,823)
Foreign currency translation adjustment of subsidiaries	(11,884)	1,540

Closing balance	67,813	74,255

Accounting policy

The Company capitalizes on all costs relating to the acquisition and exploration of mining rights. Such costs include, among others, geological, geophysical studies, exploration drilling and sampling, feasibility studies and technical reports. The carrying value of the Company’s deferred exploration and evaluation expenditure is assessed for impairment when indicators of such impairment exist. Indicators may include the loss of the right to explore in the area; the Company decided not to continue exploring or incurring substantial additional expenditures on the project; or it determined that the carrying amount of the project is unlikely to be recovered by its development or sale. If any indication of impairment exists, an estimate of the asset’s recoverable amount is calculated to determine the extent of the impairment loss, if any.

Deferred exploration and evaluation expenses represent mineral rights developed by the Company, which have not been confirmed as technically and commercially viable through technical reports. When confirmed, deferred exploration and evaluation expenses will be transferred to each operating asset they pertain to in accordance with their nature and an impairment test will be completed.

The Company capitalizes the depreciation of lease contracts on certain properties in order to explore and evaluate the mineral properties as part of the exploration and evaluation expenditures.